Acquisitions (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Summary of Preliminary Estimated Fair Values of the Assets Acquired and Liabilities Assumed at the Date of the Acquisition
The following table summarizes the final fair values of the Faiveley Transport assets acquired and liabilities assumed:

In thousands
Assets acquired
Cash and cash equivalents	$178,318
Accounts receivable	439,631
Inventories	205,649
Other current assets	70,930
Property, plant, and equipment	148,746
Goodwill	1,262,350
Trade names	346,328
Customer relationships	233,529
Patents	1,201
Other noncurrent assets	184,564
Total assets acquired	3,071,246
Liabilities assumed
Current liabilities	819,493
Debt	409,899
Other noncurrent liabilities	335,039
Total liabilities assumed	1,564,431
Net assets acquired	$1,506,815
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition for Annax, Melett and AM General. For the ATP and TTC acquisitions, the following table summarizes the final fair value of the assets acquired and liabilities assumed at the date of acquisition.

	Annax	Melett	AM General	TTC	ATP
In thousands	March 22, 2018	December 4, 2017	October 2, 2017	April 5, 2017	March 13, 2017
Current assets	$34,036	$35,258	$6,610	$3,744	$11,666
Property, plant & equipment	674	5,917	4,140	5,413	5,354
Goodwill	14,301	25,732	12,944	14,095	29,034
Other intangible assets	23,998	30,479	12,097	12,300	25,000
Total assets acquired	73,009	97,386	35,791	35,552	71,054
Total liabilities assumed	(44,345)	(25,493)	(25,375)	(3,041)	(5,800)
Net assets acquired	$28,664	$71,893	$10,416	$32,511	$65,254

The following table summarizes the final fair values of the Faiveley Transport assets acquired and liabilities assumed.

In thousands
Assets acquired
Cash and cash equivalents	$178,318
Accounts receivable	439,631
Inventories	205,649
Other current assets	70,930
Property, plant, and equipment	148,746
Goodwill	1,262,350
Trade names	346,328
Customer Relationships	233,529
Patents	1,201
Other noncurrent assets	184,564
Total assets acquired	3,071,246
Liabilities assumed
Current liabilities	819,493
Debt	409,899
Other noncurrent liabilities	335,039
Total liabilities assumed	1,564,431
Net assets acquired	$1,506,815
 For the Workhorse, Precision Turbo, and Unitrac acquisitions, the following table summarizes the final fair value of assets acquired and liabilities assumed at the date of acquisition.

	Melett	TTC	ATP	Workhorse	Precision Turbo	Unitrac
In thousands	December 4, 2017	April 5, 2017	March 13, 2017	December 14, 2016	November 17, 2016	May 5, 2016
Current assets	$21,068	$3,746	$11,666	$9,137	$4,145	$11,476
Property, plant & equipment	5,917	5,909	5,354	—	1,317	1,768
Goodwill	22,501	16,309	29,034	22,273	4,248	2,442
Other intangible assets	39,259	12,300	25,000	21,500	5,200	1,230
Total assets acquired	88,745	38,264	71,054	52,910	14,910	16,916
Total liabilities assumed	(14,789)	(5,753)	(5,800)	(9,083)	(1,057)	(2,145)
Net assets acquired	$73,956	$32,511	$65,254	$43,827	$13,853	$14,771
For the Gerken acquisition, the following table summarizes the final fair value of the assets acquired and liabilities assumed at the date of the acquisition.

	AM General	Gerken
In thousands	October 2, 2017	August 1, 2016
Current assets	$6,611	$32,706
Property, plant & equipment	4,140	7,667
Goodwill	12,943	17,470
Other intangible assets	12,097	30,560
Other assets	—	1,706
Total assets acquired	35,791	90,109
Total liabilities assumed	(25,375)	(27,262)
Net assets acquired	$10,416	$62,847

Pro Forma Financial Information
The following unaudited pro forma consolidated financial information presents income statement results as if the acquisitions listed above had occurred on January 1, 2017:

In thousands	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
Net sales	$1,077,814	$986,323	$3,259,096	$2,899,691
Gross profit	302,012	262,362	938,796	825,685
Net income attributable to Wabtec shareholders	87,739	70,530	261,025	223,383
Diluted earnings per share
As Reported	$0.91	$0.70	$2.70	$2.22
Pro forma	$0.91	$0.73	$2.70	$2.32

The following unaudited pro forma financial information presents income statement results as if the acquisitions listed above had occurred January 1, 2016:

	For the year ended December 31,
In thousands	2017	2016
Net sales	$3,946,244	$4,212,617
Gross profit	1,095,101	1,275,835
Net income attributable to Wabtec shareholders	271,783	349,852
Diluted earnings per share
As Reported	$2.72	$3.34
Pro forma	$2.82	$3.83